As filed with the Securities and Exchange Commission June 15, 2005
Registration Nos.

33-32704
811-05980

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No _____	☐

Post-Effective Amendment No. 33	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 34	☒

(Check appropriate box or boxes)

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices)

(949) 219-3743
(Depositor’s Telephone Number, including Area Code)

Diane N. Ledger
Vice President
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and Address of Agent for Service of Process)

Copies of all communications to:

Diane N. Ledger	Ruth Epstein, Esq.
Pacific Life Insurance Company	Dechert LLP
P.O. Box 9000	1775 Eye Street, N.W.
Newport Beach, California 92658-9030	Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on July 15, 2005 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account under Pacific Select Variable Annuity individual flexible premium variable accumulation deferred annuity contracts.

Filing Fee: None

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FORM N-4
CROSS REFERENCE SHEET

PART A

Item No.		Prospectus Heading
1.	Cover Page	Cover Page

2.	Definitions	TERMS USED IN THIS PROSPECTUS

3.	Synopsis	AN OVERVIEW OF PACIFIC SELECT VARIABLE ANNUITY

4.	Condensed Financial Information	FINANCIAL HIGHLIGHTS

5.	General Description of Registrant, Depositor and Portfolio Companies	PACIFIC LIFE, THE SEPARATE ACCOUNT, AND THE INVESTMENT ADVISOR; ADDITIONAL INFORMATION; Voting of Fund Shares

6.	Deductions and Expenses	CHARGES AND DEDUCTIONS

7.	General Description of Variable Annuity Contracts	AN OVERVIEW OF PACIFIC SELECT VARIABLE ANNUITY; THE CONTRACT; OTHER OPTIONAL RIDERS; MORE ABOUT THE CONTRACT

8.	Annuity Period	ANNUITY PERIOD

9.	Death Benefit	THE CONTRACT-Death Benefit; -Death of Owner

10.	Purchases and Contract Values	THE CONTRACT-Investments; -Allocation of Investments; -Accumulated Value; -Determination of Accumulated Value

11.	Redemptions	THE CONTRACT-Transfers and Market-timing Restrictions; -Full and Partial Withdrawals; -Preauthorized Scheduled Withdrawals

12.	Taxes	FEDERAL TAX STATUS

13.	Legal Proceedings	Not Applicable

14.	Table of Contents of the Statement of Additional Information	CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

PART B

Item No.		Statement of Additional Information Heading
15.	Cover Page	Cover Page

16.	Table of Contents	TABLE OF CONTENTS

17.	General Information and History	GENERAL INFORMATION AND HISTORY

18.	Services	GENERAL INFORMATION AND HISTORY -SAFEKEEPING OF ASSETS

19.	Purchase of Securities Being Offered	DISTRIBUTION OF THE CONTRACT; CHARGES AND DEDUCTIONS

20.	Underwriters	DISTRIBUTION OF THE CONTRACT

21.	Calculation of Performance Data	PERFORMANCE INFORMATION

22.	Annuity Payments	ANNUITY PERIOD

23.	Financial Statements	FINANCIAL STATEMENTS

PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS

(included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0000892569-05-000273, filed on April 22, 2005 and incorporated by reference herein.)

STATEMENT OF ADDITIONAL INFORMATION

(included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0000892569-05-000273, filed on April 22, 2005 and incorporated by reference herein.)

Supplement dated August 1, 2005 to Prospectuses dated May 1, 2005 for Pacific Value, Pacific Portfolios, Pacific Innovations, Pacific Innovations Select, Pacific One,
Pacific One Select, Pacific Select Variable Annuity, and Pacific Odyssey variable annuity contracts issued by Pacific Life Insurance Company

Capitalized terms used in this supplement are defined in the Prospectuses referred to above unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the applicable Prospectus dated May 1, 2005. The changes described in this supplement are effective August 1, 2005 (subject to state availability).

The terms of the Income Access Plus Rider and the Income Access Rider have been enhanced as follows:

The frequency with which you may elect to reset (called “step-up” in the Income Access Rider) the Remaining Protected Balance (defined below) to the Contract Value has been increased to annually. On and after August 1, 2005 and before the Annuity Date, subject to state availability, you may elect to reset (step-up) your Remaining Protected Balance on any Contract Anniversary to 100% of the Contract Value as of that Contract Anniversary. All references to when you may reset (step-up) the Remaining Protected Balance under the terms of the Income Access Plus and Income Access Riders in the Prospectus are amended in accordance with this change.

If your Contract is qualified and you elect to take annual required minimum distributions from your Contract pursuant to the Internal Revenue Code provisions in effect as of the Rider Effective Date, your Protected Payment Base will not be decreased as a result of a withdrawal of the Annual RMD Amount defined below if your Annual RMD Amount is greater that your Protected Payment Amount. Other benefits under the terms of the Rider also have been enhanced to include the Annual RMD Amount.

Under the terms of the Riders, the Remaining Protected Balance is the amount available for future withdrawals made under these Riders. The Protected Payment Base is the amount used to calculate the maximum amount that can be withdrawn each year, which is called the Protected Payment Amount. The initial Protected Payment Base and the Remaining Protected Balance are equal to:

•	your Initial Purchase Payment, if the Effective Date of the Rider is on a Contract Date, or

•	the Contract Value, if the Effective Date of the Rider is on a Contract Anniversary.

If your withdrawal does not exceed your Protected Payment Amount: (1) your Protected Payment Base and Protected Payment Amount will remain unchanged, except as provided under the terms of your Rider; and (2) your Contract Value and your Remaining Protected Balance will be reduced by the amount of your withdrawal, except as provided under the terms of your Rider. The terms of the Riders are described in the Prospectus.

If your Contract is a qualified Contract and you elect to receive the Annual RMD Amount, the following provisions apply.

Annual RMD Amount — The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Internal Revenue Code Section 401(a)(9) (“Section 401(a)(9)”) and related Code provisions in effect as of the Rider Effective Date.

Required Minimum Distribution (RMD) Withdrawals — On and after August 1, 2005 (subject to state availability) and while the Rider is in effect, no adjustment will be made to the Protected Payment Base as a result of a withdrawal, if a withdrawal made under the Rider exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

•	such withdrawal is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Code provisions in effect at that time,

•	you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,

•	the Annual RMD Amount is based on the previous year-end Contract Value of this Contract only, and

•	no withdrawals (other than RMD withdrawals) are made from the Contract during the Contract Year.

If the Contract Value is reduced to zero, RMD withdrawals will cease and any Remaining Protected Balance will be paid under a series of pre-authorized withdrawals in accordance with the terms of the Rider.

Decrease in Remaining Protected Balance — The Remaining Protected Balance will decrease by the amount of each RMD withdrawal immediately following the withdrawal.

Part C: OTHER INFORMATION

     Item 24. Financial Statements and Exhibits

          (a) Financial Statements

              Part A:

              Part B:

(1)	Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2004 which are incorporated by reference from the 2004 Annual Report include the following for Pacific Select Variable Annuity Separate Account:

Statements of Assets and Liabilities
Statements of Operations
Statements of Changes in Net Assets
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm

(2)	Depositor’s Financial Statements

Audited Consolidated Financial Statements dated as of December 31, 2004 and 2003 and for the three year period ended December 31, 2004, included in Part B include the following for Pacific Life:

Independent Auditors’ Report
Consolidated Statements of Financial Condition
Consolidated Statements of Operations
Consolidated Statements of Stockholder’s Equity
Consolidated Statements of Cash Flows
Notes to Consolidated Financial Statements

          (b) Exhibits

1.	(a)	Resolution of the Board of Directors of the Depositor authorizing establishment of Separate Accounts and Memorandum establishing Pacific Select Variable Annuity Separate Account.[1]

	(b)	Memorandum dated October 1, 1993 authorizing establishment of Growth LT Variable Account.[1]

	(c)	Memorandum dated September 16, 1994 authorizing establishment of Equity and Bond and Income Variable Accounts[1]

	(d)	Memorandum Establishing Two New Variable Accounts — Aggressive Equity and Emerging Markets Portfolios[1]

	(e)	Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws[3]

2.	Not applicable

3.	(a)	Distribution Agreement between Pacific Mutual Life and Pacific Select Distributors Inc. (PSD)[1]

	(b)	Form of Selling Agreement between Pacific Mutual Life, PSD and Various Broker-Dealers[1]

4.	(a)	Form of Individual Flexible Premium Variable Accumulation Deferred Annuity Contract, Form 90-53[1]

	(b)	Deferred Annuity Contract, Form AP9230-1[1]

	(c)	Guaranteed Death Benefit Rider[1]

	(d)	Individual Retirement Annuity Rider (Form No. 20-18900)[11]

	(e)	Pension Plan Rider[1]

	(f)	Required Distributions for Compliance with Section 72(S) Rider[1]

	(g)	Endorsement (Preauthorized Withdrawal Feature)[1]

	(h)	Endorsement (Distribution of In-Kind Securities)[1]

	(i)	Free Look Sticker ST-43[1]

	(j)	Minimum Guaranteed Death Benefit and Terminal Illness Waiver Endorsement E-93-9053[1]

	(k)	Changes to Contract Endorsement E1-95-9053[1]

	(l)	Required Distributions for Compliance with Section 72(S) of the Internal Revenue Code of 1986, amended (the Code) Rider R72S-9553[1]

	(m)	403(b) Tax Sheltered Annuity Rider[10]

	(n)	Section 457 Plan Rider R-95-457[1]

	(o)	Qualified Plan Loan Endorsement[1]

	(p)	Roth Individual Retirement Annuity Rider (Form No. 20-19000)[11]

	(q)	SIMPLE Individual Retirement Annuity Rider (Form No. 20-19100)[11]

	(r)	Form of Guaranteed Protection Advantage (GPA) Rider (Form No. 20-16200)[9]

	(s)	Guaranteed Protection Advantage 5 Rider (Form No. 20-19500)[12]

	(t)	Qualified Retirement Plan Rider[10]

	(u)	(1) Income Access Rider (Form No. 20-19808)[12]

(2) Form of Income Access Rider (Form No. 20-1104)[14]

(3) Income Access Endorsement (Form No. 15-1122)

	(v)	Guaranteed Income Advantage (GIA) Rider (Form No. 20-15100)[13]

	(w)	Form of Guaranteed Income Advantage II Rider (Form No. 20-1109)[14]

	(x)	Form of Guaranteed Income Advantage 5 Rider (Form No. 20-1102)[14]

	(y)	Guaranteed Income Annuity Rider (Form No. 20-1118)[15]

	(z)	(1) Guaranteed Withdrawal Benefit Rider (Form No. 20-1119); also known as Income Access Plus Rider[15]

(2) Guaranteed Withdrawal Benefit Endorsement (Form No. 15-1123)

5.	(a)	Application Form for Individual Flexible Premium Variable[3]

	(b)	Form of Guaranteed Protection Advantage Rider Request (Form No. 55-16600)[9]

	(c)	Form of Guaranteed Protection Advantage 5 Rider Request Form (Form No. 2311-3A)[12]

	(d)	Form of Income Access Rider Request (Form No. 2315-3A)[12]

	(e)	Form of Guaranteed Income Advantage (GIA) Rider Request (Form No. 1209-1A)[13]

	(f)	Form of Portfolio Optimization Rider Request Form (Form No. 2311-5A)[15]

	(g)	Form of Portfolio Optimization Enrollment/Rider Request Form (Form No. 2150-5B)[17]

6.	(a)	Articles of Incorporation of Pacific Life[3]

	(b)	By-laws of Pacific Life[3]

7.	Not applicable

8.	(a)	Fund Participation Agreement[8]

	(b)	Addendum to the Fund Participation Agreement (to add the Strategic Value and Focused 30 Portfolios)[8]

	(c)	Addendum to the Fund Participation Agreement (to add nine new Portfolios)[8]

	(d)	Addendum to the Fund Participation Agreement (to add the Equity Income and Research Portfolios)[10]

	(e)	Fund Participation Agreement Between Pacific Life Insurance Company, Pacific Select Distributors, Inc., American Funds Insurance Series, American Funds Distributors, and Capital Research and Management Company[16]

9.	Opinion and Consent of legal officer of Pacific Mutual as to the legality of Contracts being registered[1]

10.	(a)	Consent of Independent Registered Public Accounting Firm[17]

	(b)	Consent of Dechert Price & Rhoads[1]

11.	Not applicable

12.	Not applicable

13.	Not applicable

14.	Not applicable

15.	Powers of Attorney[10]

16.	Not applicable

[1]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0000898430-001024 filed on March 28, 1996 and incorporated by reference herein.

[2]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-97-000782 filed on April 29, 1997 and incorporated by reference herein.

[3]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-98-000944 filed on April 29, 1998 and incorporated by reference herein.

[4]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-99-000770 filed on April 30, 1999 and incorporated by reference herein.

[5]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-00-000580 filed on February 29, 2000 and incorporated by reference herein.

[6]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-00-000956 filed on April 21, 2000 and incorporated by reference herein.

[7]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-00-002451 filed on December 7, 2000 and incorporated by reference herein.

[8]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-01-500102 filed on April 26, 2001 and incorporated by reference herein.

[9]	Included in Registrant’s Form N-4/A, File No. 033-32704, Accession No. 0000898430-01-503114 filed on October 25, 2001 and incorporated by reference herein.

[10]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-02-000772 filed on April 30, 2002 and incorporated by reference herein.

[11]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-02-002148 filed on December 18, 2002 and incorporated by reference herein.

[12]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-03-000463 filed on March 18, 2003 and incorporated by reference herein.

[13]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001017062-03-001019 filed on April 30, 2003 and incorporated by reference herein.

[14]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0001193125-04-031264 filed on February 27, 2004 and incorporated by reference herein.

[15]	Included in Registrant’s Form N-4/A, File No. 033-32704, Accession No. 0000892569-04-000886 filed on October 15, 2004 and incorporated by reference herein.

[16]	Included in Registrant’s Form N-4/B, File No. 333-93059, as Exhibit 8(e), Accession No. 0000892569-05-000253 filed on April 19, 2005 and incorporated by reference herein.

[17]	Included in Registrant’s Form N-4/B, File No. 033-32704, Accession No. 0000892569-05-000273 filed on April 22, 2005 and incorporated by reference herein.

Item 25. Directors and Officers of Pacific Life

Positions and Offices
Name and Address	with Pacific Life
Thomas C. Sutton	Director, Chairman of the
Board, and Chief Executive
Officer

Glenn S. Schafer	Director and President

Khanh T. Tran	Director, Executive Vice
President and Chief Financial
Officer

David R. Carmichael	Director, Senior Vice President
and General Counsel

Audrey L. Milfs	Director, Vice President and
Corporate Secretary

Edward R. Byrd	Vice President, Controller and Chief Accounting Officer

Brian D. Klemens	Vice President and Treasurer

Gerald W. Robinson	Executive Vice President

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Pacific Select Variable Annuity Separate Account

               The following is an explanation of the organization chart of Pacific Life’s subsidiaries:

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
LEGAL STRUCTURE

Pacific Life is a California Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 98% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Other subsidiaries of Pacific LifeCorp are: a 91% ownership of Aviation Capital Group Holding Corp. (a Delaware Corporation); College Savings Bank (a New Jersey Chartered Capital Stock Savings Bank) and its subsidiary College Savings Trust (a Montana Chartered Uninsured Trust Company); Pacific Asset Funding, LLC (a Delaware Limited Liability Company) and its subsidiaries PL Trading Company, LLC (a Delaware Limited Liability Company) and Pacific Life Trade Services, Limited (a Hong Kong Limited Corporation); and Pacific Life & Annuity Services, Inc. (a Colorado Corporation). A Subsidiary of Aviation Capital Group Holding Corp., is Aviation Capital Group Corp. (a Delaware Corporation), which in turn, is the parent of: ACG Acquisition V Corporation (a Delaware Corporation), and ACG Trust II Holding LLC, a 50% ownership of ACG Acquisition VI LLC (a Nevada Limited Liability Company); a 33% ownership of ACG Acquisition IX LLC and ACG Acquisition 40 LLC; and ACG Trust 2004-1 Holding LLC and its subsidiary ACG Funding Trust 2004-1 (a Delaware Statutory Trust). ACG Trust II Holding LLC owns Aviation Capital Group Trust II (a Delaware statutory trust), which in turn owns ACG Acquisition XXV LLC, and ACG Acquisition XXIX LLC. Subsidiaries of ACG Acquisition XXV LLC are ACG Acquisition 37-38 LLCS and ACG Acquisition Ireland II, Limited (an Irish Corporation). Subsidiaries of ACG Acquisition XXIX LLC are: ACG Acquisition XXX LLC; ACG Acquisition 31-36 and 39 LLCs; and ACGFS LLC. Subsidiaries of ACG Acquisition VI LLC are: a 34% ownership of ACG Acquisition VIII LLC; a 20% ownership of ACG Acquisition XIV LLC; and a 20% ownership of ACG XIX LLC, which in turn owns ACG XIX Holding LLC, which owns Aviation Capital Group Trust (a Delaware statutory trust). Subsidiaries of Aviation Capital Group Trust are: ACG Acquisition XV LLC; ACG Acquisition XX LLC and its subsidiaries ACG Acquisition Ireland, Limited (an Irish Corporation) and ACG Acquisition Labuan Ltd. (a Labuan Corporation); and ACG Acquisition XXI, LLC. Pacific Life is the parent company of: Pacific Life & Annuity Company (an Arizona Stock Life Insurance Company); Pacific Select Distributors, Inc.; Pacific Asset Management LLC (a Delaware Limited Liability Company); Confederation Life Insurance and Annuity Company (a Georgia Company); a 50% ownership of Asset Management Finance Corporation (a Delaware Corporation) and its Subsidiary, AMF-ACM Finance LLC (a Delaware LLC); an 8% ownership of Scottish Re Group Limited [(a Grand Cayman Islands Holding Company) abbreviated structure]; a 95% ownership of Grayhawk Golf Holdings, LLC (a Delaware Limited Liability Company), and its subsidiary Grayhawk Golf L.L.C. (an Arizona Limited Liability Company); a 67% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company) and its subsidiary Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company); Las Vegas Golf I, LLC (a Delaware Limited Liability Company) and its subsidiary, Angel Park Golf LLC (a Nevada Limited Liability Company). Subsidiaries of Pacific Asset Management LLC are: a 40% ownership of Carson-Pacific LLC (a Delaware Limited Liability Company); Pacific Financial Products Inc. (a Delaware Corporation); and Allianz-Pac Life Partners LLC, a non-managing membership interest (a Delaware Limited Liability Company). Allianz-PacLife Partners LLC and Pacific Financial Products, Inc., own the Class E units of Allianz Global Investors of America L.P. (a Delaware Limited Partnership); and CW Atlanta LLC (a Delaware LLC) and a 90% ownership of its Subsidiary, City Walk Towers, LLC (a Delaware LLC). Subsidiaries of Pacific Select Distributors, Inc., include: Associated Financial Group, Inc., Mutual Service Corporation (a Michigan Corporation) and its subsidiary, Contemporary Financial Solutions, Inc. (a Delaware Corporation), United Planners’ Group, Inc. (an Arizona Corporation), a 62% ownership of Waterstone Financial Group, Inc. (an Illinois Corporation); and M.L. Stern & Co., LLC (a Delaware Limited Liability Company) and its subsidiary, Tower Asset Management, LLC (a Delaware Limited Liability Company). Subsidiaries of Associated Financial Group, Inc., are Associated Planners Investment Advisory, Inc., and Associated Securities Corp.; United Planners’ Group, Inc. is the general partner and holds an approximately 45% general partnership interest in United Planners’ Financial Services of America (an Arizona Limited Partnership). Subsidiaries of United Planners’ Financial Services of America are UPFSA Insurance Agency of Arizona, Inc. (an Arizona Corporation), and United Planners Insurance Agency of Massachusetts, Inc. (a Massachusetts Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.

Item 27. Number of Contractholders

Approximately	17,043	Qualified
	22,124	Non-Qualified

Item 28. Indemnification

(a)	The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

b)	The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. Of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker- Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 29. Principal Underwriters

(a)	PSD also acts as principal underwriter for Separate Account A, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company,

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31. Management Services

Not applicable

Item 32. Undertakings

The registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)	to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the prospectus.

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

     (a)  The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

     (b)  The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program and the provisions of paragraphs (a)-(d) of the Rule have been complied with.

     (c)  REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 33 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 15th day of June, 2005.

SEPARATE ACCOUNT A
(Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY

By:
Thomas C. Sutton*
Chairman and Chief Executive Officer

By:	PACIFIC LIFE INSURANCE COMPANY
(Depositor)

By:
Thomas C. Sutton*
Chairman and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 33 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

	Director, Chairman of the Board and	June 15, 2005
Thomas C. Sutton*	Chief Executive Officer

Glenn S. Schafer*	Director and President	June 15, 2005

	Director, Executive Vice President and	June 15, 2005
Khanh T. Tran*	Chief Financial Officer

David R. Carmichael*	Director, Senior Vice President and General Counsel	June 15, 2005

	Director, Vice President and Corporate	June 15, 2005
Audrey L. Milfs*	Secretary

Edward R. Byrd*	Vice President, Controller, and Chief Accounting Officer	June 15, 2005

Brian D. Klemens*	Vice President and Treasurer	June 15, 2005

Gerald W. Robinson*	Executive Vice President	June 15, 2005

*By:	/s/ DAVID R. CARMICHAEL David R. Carmichael	June 15, 2005
as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 20 of the Registration Statement filed on Form N-4/B, for Pacific Select Variable Annuity Separate Account, File No. 033-32704, Accession No. 0001017062-02-000772 filed on April 30, 2002, as Exhibit 15.)